Income taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes
Income taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2014	2013	2012
U.S.	$2,022	$1,938	$4,090
Non-U.S.	3,061	3,190	4,146
	$5,083	$5,128	$8,236

Profit before taxes, as shown above, is based on the location of the entity to which such earnings are attributable. Where an entity’s earnings are subject to taxation, however, may not correlate solely to where an entity is located.  Thus, the income tax provision shown below as U.S. or non-U.S. may not correspond to the earnings shown above.

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2014	2013	2012
Current tax provision (benefit):
U.S.	$715	$407	$971
Non-U.S.	883	805	1,250
State (U.S.)	48	33	56
	1,646	1,245	2,277

Deferred tax provision (benefit):
U.S.	(167)	79	332
Non-U.S.	(77)	(7)	(89)
State (U.S.)	(22)	2	8
	(266)	74	251
Total provision (benefit) for income taxes	$1,380	$1,319	$2,528

We paid net income tax and related interest of $1,595 million, $1,544 million and $2,396 million in 2014, 2013 and 2012, respectively.

Reconciliation of the U.S. federal statutory rate to effective rate:

	Years ended December 31,
(Millions of dollars)	2014		2013		2012
Taxes at U.S. statutory rate	$1,779	35.0%	$1,795	35.0%	$2,882	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(249)	(4.9)%	(268)	(5.2)%	(342)	(4.2)%
State and local taxes, net of federal	17	0.3%	23	0.4%	55	0.7%
Interest and penalties, net of tax	12	0.2%	4	0.1%	22	0.3%
U.S. research and production incentives	(125)	(2.4)%	(91)	(1.8)%	(80)	(1.0)%
Other—net	(10)	(0.2)%	(2)	—%	(27)	(0.3)%
	1,424	28.0%	1,461	28.5%	2,510	30.5%

Prior year tax and interest adjustments	(21)	(0.4)%	(55)	(1.1)%	(300)	(3.7)%
Nondeductible goodwill	—	—%	—	—%	318	3.9%
Release of valuation allowances	(23)	(0.5)%	—	—%	—	—%
Tax law changes	—	—%	(87)	(1.7)%	—	—%
Provision (benefit) for income taxes	$1,380	27.1%	$1,319	25.7%	$2,528	30.7%

The provision for income taxes for 2014 included a benefit of $23 million for the release of a valuation allowance against the deferred tax assets of a non-U.S. subsidiary and a net benefit of $21 million to adjust prior years' U.S. taxes and interest. The net benefit for prior years' U.S. taxes and interest included a $33 million benefit to reflect a settlement with the U.S. Internal Revenue Service (IRS) related to 1992 through 1994 which resulted in a $16 million benefit to remeasure previously unrecognized tax benefits and a $17 million benefit to adjust related interest, net of tax. This benefit of $33 million was offset by a net charge of $12 million to adjust prior years' U.S. taxes that included a charge of $55 million to correct for an error which resulted in an understatement of tax liabilities for prior years. Management has concluded that the error was not material to any period presented.

The provision for income taxes for 2013 included a $87 million benefit primarily related to the research and development tax credit that was retroactively extended in 2013 for 2012 and a benefit of $55 million resulting from true-up of estimated amounts used in the tax provision to the 2012 U.S. tax return as filed in September 2013.

The provision for income taxes for 2012 included a $300 million benefit for adjusting prior year taxes and interest primarily to reflect a settlement reached with the U.S. Internal Revenue Service (IRS) for tax years 2000 to 2006. The largest drivers of the settlement benefit were a $188 million benefit to remeasure and recognize previously unrecognized tax benefits and a $96 million benefit to adjust related interest and penalties, net of tax. This benefit was offset by a negative impact from nondeductible goodwill of $203 million related to the ERA Mining Machinery Limited (Siwei) goodwill impairment and $115 million related to the divestiture of portions of the Bucyrus distribution business. See Note 10 and Note 26 for more information.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of non-U.S. subsidiaries of approximately $18 billion which are considered indefinitely reinvested.  Determination of the amount of unrecognized deferred tax liability related to indefinitely reinvested profits is not feasible.  If management intentions or U.S. tax law changes in the future, there may be a significant negative impact on the provision for income taxes to record an incremental tax liability in the period the change occurs.

Accounting for income taxes under U.S. GAAP requires that individual tax-paying entities of the company offset all current deferred tax liabilities and assets within each particular tax jurisdiction and present them as a single amount in the Consolidated Financial Position. A similar procedure is followed for all noncurrent deferred tax liabilities and assets. Amounts in different tax jurisdictions cannot be offset against each other. The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2014	2013	2012
Assets:
Deferred and refundable income taxes	$992	$877	$979
Noncurrent deferred and refundable income taxes	1,267	456	1,863
	2,259	1,333	2,842
Liabilities:
Other current liabilities	62	86	66
Other liabilities	414	447	484
Deferred income taxes—net	$1,783	$800	$2,292

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2014	2013	2012
Deferred income tax assets:
Pension	$1,513	$903	$2,100
Postemployment benefits other than pensions	1,514	1,435	1,678
Tax carryforwards	826	760	663
Warranty reserves	346	313	358
Stock-based compensation	327	320	281
Inventory	123	112	195
Allowance for credit losses	198	184	170
Post sale discounts	175	146	141
Deferred compensation	132	126	110
Other—net	549	524	491
	5,703	4,823	6,187

Deferred income tax liabilities:
Capital and intangible assets	(2,625)	(2,815)	(2,759)
Bond discount	(233)	(240)	(249)
Translation	(252)	(133)	(173)
Undistributed profits of non-U.S. subsidiaries	(69)	(90)	(128)
	(3,179)	(3,278)	(3,309)
Valuation allowance for deferred tax assets	(741)	(745)	(586)
Deferred income taxes—net	$1,783	$800	$2,292

At December 31, 2014, approximately $568 million of U.S. state tax net operating losses (NOLs) and $158 million of U.S. state tax credit carryforwards were available. The state NOLs primarily expire between 2015 and 2034.  The state tax credit carryforwards primarily expire over the next five years with certain carryforwards set to expire over the next fifteen years.  We established a valuation allowance of $162 million for those state NOLs and credit carryforwards that are more likely than not to expire prior to utilization.

At December 31, 2014, approximately $61 million of U.S. foreign tax credits were available for carryforward. These credits expire in 2025.

At December 31, 2014, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2015	2016	2017	2018	2019-2035	Unlimited	Total
$7	$5	$14	$96	$700	$1,389	$2,211

At December 31, 2014 a valuation allowance of $579 million has been recorded at certain non-U.S. entities that have not yet demonstrated consistent and/or sustainable profitability to support the realization of net deferred tax assets.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions, including positions impacting only the timing of tax benefits, follows.

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2014	2013	2012
Balance at January 1,	$759	$715	$958

Additions for tax positions related to current year	58	63	64
Additions for tax positions related to prior years	84	52	178
Reductions for tax positions related to prior years	(31)	(31)	(266)
Reductions for settlements [2]	(18)	(15)	(191)
Reductions for expiration of statute of limitations	(6)	(25)	(28)

Balance at December 31,	$846	$759	$715

Amount that, if recognized, would impact the effective tax rate	$804	$726	$669

[1]	Foreign currency translation amounts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.

We classify interest and penalties on income taxes as a component of the provision for income taxes. We recognized a net provision (benefit) for interest and penalties of $3 million, $7 million and $(114) million during the years ended December 31, 2014, 2013 and 2012, respectively. The 2012 amount includes a benefit from adjustments for the 2000 through 2006 settlement discussed previously. The total amount of interest and penalties accrued was $61 million, $59 million and $134 million as of December 31, 2014, 2013 and 2012, respectively.

On January 30, 2015, we received a Revenue Agent's Report (RAR) from the Internal Revenue Service (IRS) indicating the end of the field examination of our U.S. tax returns for 2007 to 2009 including the impact of a loss carryback to 2005. The RAR proposed tax increases and penalties for these years of approximately $1 billion primarily related to two significant areas that we intend to vigorously contest through the IRS Appeals process. In the first area, the IRS has proposed to tax in the United States profits earned from certain parts transactions by one of our non-U.S. subsidiaries, Caterpillar SARL (CSARL), based on the IRS examination team’s application of the “substance-over-form” or “assignment-of-income” judicial doctrines. We believe that the relevant transactions complied with applicable tax laws and did not violate judicial doctrines. We have filed U.S. tax returns on this same basis for years after 2009. In the second area, the IRS disallowed approximately $125 million of foreign tax credits that arose as a result of certain financings unrelated to CSARL. Based on the information currently available, we do not anticipate a significant increase or decrease to our recognized tax benefits for these matters within the next 12 months. We currently believe the ultimate disposition of these matters will not have a material adverse effect on our consolidated financial position, liquidity or results of operations. We expect the IRS field examination of our U.S. tax returns for 2010 to 2012 to begin in 2015. In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to eight years.